UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09637 and 811-09739

Name of Fund: BlackRock Large Cap Series Funds, Inc.
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Retirement Portfolio
BlackRock Large Cap Growth Fund
BlackRock Large Cap Growth Retirement Portfolio
BlackRock Large Cap Value Fund
BlackRock Large Cap Value Retirement Portfolio

Master Large Cap Series LLC
Master Large Cap Core Portfolio
Master Large Cap Growth Portfolio
Master Large Cap Value Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2010

Date of reporting period: 12/31/2009

Item 1 – Schedule of Investments

BlackRock Large Cap Core Fund of BlackRock Large Cap Series Funds, Inc.

Schedule of Investments December 31 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Mutual Fund	Value

Master Large Cap Core Portfolio of Master Large Cap Series LLC	$3,037,890,198

Total Investments (Cost - $2,594,884,111) - 100.1%	3,037,890,198
Liabilities in Excess of Other Assets - (0.1)%	(2,579,880)

Net Assets - 100.0%	$3,035,310,318

BlackRock Large Cap Core Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master Large Cap Core Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of December 31, 2009, the value of the investment and the percentage owned by the Fund of the Portfolio was $3,037,890,198 and 76.5%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Portfolio.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of December 31, 2009, the Fund’s investment in the Portfolio was classified as Level 2.

BlackRock Large Cap Core Retirement Portfolio of BlackRock Large Cap Series Funds, Inc.

Schedule of Investments December 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Mutual Fund	Value

Master Large Cap Core Portfolio of Master Large Cap Series LLC	$111,564,991

Total Investments (Cost - $94,722,307) - 100.0%	111,564,991
Liabilities in Excess of Other Assets - (0.0)%	(48,931)

Net Assets - 100.0%	$111,516,060

BlackRock Large Cap Core Retirement Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master Large Cap Core Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of December 31, 2009, the value of the investment and the percentage owned by the Fund of the Portfolio was $111,564,991 and 2.8%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Portfolio.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of December 31, 2009, the Fund’s investment in the Portfolio was classified as Level 2.

BlackRock Large Cap Growth Fund of BlackRock Large Cap Series Funds, Inc.

Schedule of Investments December 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Mutual Fund	Value

Master Large Cap Growth Portfolio of Master Large Cap Series LLC	$596,062,056

Total Investments (Cost - $503,083,017) - 100.1%	596,062,056
Liabilities in Excess of Other Assets - (0.1)%	(546,362)

Net Assets - 100.0%	$595,515,694

BlackRock Large Cap Growth Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master Large Cap Growth Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of December 31, 2009, the value of the investment and the percentage owned by the Fund of the Portfolio was $596,062,056 and 80.1%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Portfolio.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of December 31, 2009, the Fund’s investment in the Portfolio was classified as Level 2.

BlackRock Large Cap Growth Retirement Portfolio of BlackRock Large Cap Series Funds, Inc.

Schedule of Investments December 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Mutual Fund	Value

Master Large Cap Growth Portfolio of Master Large Growth Series LLC	$85,804,096

Total Investments (Cost - $72,959,820) - 100.1%	85,804,096
Liabilities in Excess of Other Assets - (0.1)%	(50,721)

Net Assets - 100.0%	$85,753,375

BlackRock Large Cap Growth Retirement Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master Large Cap Growth Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of December 31, 2009, the value of the investment and the percentage owned by the Fund of the Portfolio was $85,804,096 and 11.5%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Portfolio.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of December 31, 2009, the Fund’s investment in the Portfolio was classified as Level 2.

BlackRock Large Cap Value Fund of BlackRock Large Cap Series Funds, Inc.

Schedule of Investments December 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Mutual Fund	Value

Master Large Cap Value Portfolio of Master Large Cap Series LLC	$2,382,882,519

Total Investments (Cost - $2,024,691,195) - 100.1%	2,382,882,519
Liabilities in Excess of Other Assets - (0.1)%	(2,652,478)

Net Assets - 100.0%	$2,380,230,041

BlackRock Large Cap Value Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master Large Cap Value Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of December 31, 2009, the value of the investment and the percentage owned by the Fund of the Portfolio was $2,382,882,519 and 92.2%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Portfolio.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of December 31, 2009, the Fund’s investment in the Portfolio was classified as Level 2.

BlackRock Large Cap Value Retirement Portfolio of BlackRock Large Cap Series Funds, Inc.

Schedule of Investments December 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Mutual Fund	Value

Master Large Cap Value Portfolio of Master Large Cap Series LLC	$162,301,299

Total Investments (Cost - $150,294,061) - 100.0%	162,301,299
Liabilities in Excess of Other Assets - (0.0)%	(53,628)

Net Assets - 100.0%	$162,247,671

BlackRock Large Cap Value Retirement Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master Large Cap Value Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of December 31, 2009, the value of the investment and the percentage owned by the Fund of the Portfolio was $162,301,299 and 6.3%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Portfolio.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of December 31, 2009, the Fund’s investment in the Portfolio was classified as Level 2.

Master Large Cap Core Portfolio of Master Large Cap Series LLC
Schedule of Investments December 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Consumer Discretionary — 10.6%
Household Durables — 1.0%
Garmin Ltd. (a)	1,280,000	$39,296,000

Media — 0.2%
Viacom, Inc., Class B (b)	290,000	8,621,700

Multiline Retail — 1.9%
Big Lots, Inc. (b)	690,000	19,996,200
Target Corp. (a)	1,130,000	54,658,100

		74,654,300

Specialty Retail — 7.5%
Advance Auto Parts, Inc.	570,000	23,073,600
AutoNation, Inc. (a)(b)	990,000	18,958,500
The Gap, Inc.	2,120,000	44,414,000
Guess?, Inc.	960,000	40,608,000
Limited Brands, Inc.	2,280,000	43,867,200
PetSmart, Inc.	1,490,000	39,768,100
Ross Stores, Inc.	990,000	42,282,900
TJX Cos., Inc. (a)	1,240,000	45,322,000

		298,294,300

Total Consumer Discretionary		420,866,300

Consumer Staples — 6.7%
Beverages — 0.3%
The Coca-Cola Co.	170,000	9,690,000

Food & Staples Retailing — 0.1%
Wal-Mart Stores, Inc.	90,000	4,810,500

Food Products — 0.2%
Sara Lee Corp.	620,000	7,551,600

Household Products — 1.9%
Kimberly-Clark Corp.	770,000	49,056,700
The Procter & Gamble Co.	440,000	26,677,200

		75,733,900

Personal Products — 1.1%
The Estée Lauder Cos., Inc., Class A	190,000	9,188,400
Herbalife Ltd.	890,000	36,107,300

		45,295,700

Tobacco — 3.1%
Lorillard, Inc.	550,000	44,126,500
Philip Morris International, Inc.	760,000	36,624,400
Reynolds American, Inc.	800,000	42,376,000

		123,126,900

Total Consumer Staples		266,208,600

Energy — 16.2%
Energy Equipment & Services — 9.6%
Diamond Offshore Drilling, Inc. (a)	400,000	39,368,000
Dresser-Rand Group, Inc. (b)	300,000	9,483,000
Ensco International Plc - ADR	270,000	10,783,800
FMC Technologies, Inc. (a)(b)	730,000	42,223,200
Helix Energy Solutions Group, Inc. (b)	680,000	7,990,000
Nabors Industries Ltd. (a)(b)	1,910,000	41,809,900

Common Stocks	Shares	Value

Energy (concluded)
Energy Equipment & Services (concluded)
National Oilwell Varco, Inc.	1,070,000	$47,176,300
Oceaneering International, Inc. (b)	440,000	25,748,800
Patterson-UTI Energy, Inc.	2,540,000	38,989,000
Pride International, Inc. (a)(b)	1,350,000	43,078,500
Rowan Cos., Inc.	1,770,000	40,072,800
Tidewater, Inc.	730,000	35,003,500

		381,726,800

Oil, Gas & Consumable Fuels — 6.6%
Chevron Corp.	250,000	19,247,500
El Paso Corp.	3,390,000	33,323,700
Exxon Mobil Corp.	1,180,000	80,464,200
Marathon Oil Corp.	1,520,000	47,454,400
Tesoro Corp.	3,010,000	40,785,500
Williams Cos., Inc.	480,000	10,118,400
XTO Energy, Inc.	650,000	30,244,500

		261,638,200

Total Energy		643,365,000

Financials — 6.8%
Capital Markets — 1.7%
The Goldman Sachs Group, Inc.	410,000	69,224,400

Commercial Banks — 0.2%
Wells Fargo & Co.	260,000	7,017,400

Diversified Financial Services — 0.7%
Bank of America Corp.	490,000	7,379,400
JPMorgan Chase & Co.	440,000	18,334,800

		25,714,200

Insurance — 4.2%
Chubb Corp.	360,000	17,704,800
Everest Re Group Ltd.	100,000	8,568,000
HCC Insurance Holdings, Inc.	560,000	15,663,200
PartnerRe Ltd.	510,000	38,076,600
The Travelers Cos., Inc.	960,000	47,865,600
UnumProvident Corp. (a)	2,000,000	39,040,000

		166,918,200

Total Financials		268,874,200

Health Care — 21.1%
Biotechnology — 1.6%
Amgen, Inc. (b)	1,100,000	62,227,000

Health Care Equipment & Supplies — 1.3%
Hospira, Inc. (b)	810,000	41,310,000
Kinetic Concepts, Inc. (b)	250,000	9,412,500

		50,722,500

Health Care Providers & Services — 13.3%
Aetna, Inc.	1,380,000	43,746,000
AmerisourceBergen Corp.	1,710,000	44,579,700
Cardinal Health, Inc.	1,370,000	44,168,800
Community Health Systems, Inc. (b)	870,000	30,972,000
Coventry Health Care, Inc. (b)	730,000	17,731,700

Portfolio Abbreviation

ADR	American Depositary Receipts

Master Large Cap Core of Master Large Cap Series LLC	December 31, 2009	1

Master Large Cap Core Portfolio of Master Large Cap Series LLC
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care (concluded)
Health Care Providers & Services (concluded)
Health Management Associates, Inc., Class A (a)(b)	1,600,000	$11,632,000
Humana, Inc. (b)	1,000,000	43,890,000
Lincare Holdings, Inc. (b)	1,080,000	40,089,600
McKesson Corp.	740,000	46,250,000
Medco Health Solutions, Inc. (b)	830,000	53,045,300
Omnicare, Inc. (a)	350,000	8,463,000
Quest Diagnostics, Inc. (a)	720,000	43,473,600
UnitedHealth Group, Inc.	1,730,000	52,730,400
WellPoint, Inc. (b)	830,000	48,380,700

		529,152,800

Life Sciences Tools & Services — 0.5%
Millipore Corp. (a)(b)	280,000	20,258,000

Pharmaceuticals — 4.4%
Endo Pharmaceuticals Holdings, Inc. (b)	580,000	11,895,800
Forest Laboratories, Inc. (b)	1,360,000	43,669,600
Johnson & Johnson	390,000	25,119,900
Mylan, Inc. (a)(b)	2,210,000	40,730,300
Pfizer, Inc.	820,000	14,915,800
Watson Pharmaceuticals, Inc. (b)	910,000	36,045,100

		172,376,500

Total Health Care		834,736,800

Industrials — 9.7%
Aerospace & Defense — 4.5%
L-3 Communications Holdings, Inc.	430,000	37,388,500
Lockheed Martin Corp.	650,000	48,977,500
Northrop Grumman Corp.	820,000	45,797,000
Raytheon Co. (a)	890,000	45,852,800

		178,015,800

Commercial Services & Supplies — 0.4%
R.R. Donnelley & Sons Co.	810,000	18,038,700

Construction & Engineering — 0.4%
KBR, Inc.	810,000	15,390,000

Electrical Equipment — 0.5%
General Cable Corp. (b)	740,000	21,770,800

Industrial Conglomerates — 0.5%
General Electric Co.	1,400,000	21,182,000

Machinery — 2.4%
Eaton Corp.	690,000	43,897,800
Joy Global, Inc. (a)	570,000	29,406,300
SPX Corp.	280,000	15,316,000
Toro Co. (a)	120,000	5,017,200

		93,637,300

Professional Services — 0.5%
Manpower, Inc.	350,000	19,103,000

Road & Rail — 0.5%
Landstar System, Inc.	180,000	6,978,600
Ryder System, Inc.	270,000	11,115,900

		18,094,500

Total Industrials		385,232,100

Common Stocks	Shares	Value

Information Technology — 16.1%
Communications Equipment — 0.3%
Cisco Systems, Inc. (b)	420,000	$10,054,800

Computers & Peripherals — 3.2%
Apple, Inc. (b)	130,000	27,411,800
Hewlett-Packard Co.	100,000	5,151,000
International Business Machines Corp.	310,000	40,579,000
Teradata Corp. (b)	340,000	10,686,200
Western Digital Corp. (b)	980,000	43,267,000

		127,095,000

Electronic Equipment, Instruments & Components — 0.3%
Ingram Micro, Inc., Class A (b)	600,000	10,470,000

Internet Software & Services — 1.3%
Google, Inc., Class A (b)	20,000	12,399,600
VeriSign, Inc. (a)(b)	1,700,000	41,208,000

		53,607,600

IT Services — 5.1%
Cognizant Technology Solutions Corp. (b)	970,000	43,941,000
Computer Sciences Corp. (b)	790,000	45,448,700
Fiserv, Inc. (b)	870,000	42,177,600
Global Payments, Inc. (a)	470,000	25,314,200
Hewitt Associates, Inc., Class A (b)	930,000	39,301,800
The Western Union Co.	350,000	6,597,500

		202,780,800

Software — 5.9%
BMC Software, Inc. (b)	440,000	17,644,000
CA, Inc.	1,850,000	41,551,000
Compuware Corp. (b)	740,000	5,350,200
Microsoft Corp.	4,100,000	125,009,000
Oracle Corp.	900,000	22,086,000
Sybase, Inc. (a)(b)	540,000	23,436,000

		235,076,200

Total Information Technology		639,084,400

Materials — 7.3%
Chemicals — 2.4%
Celanese Corp., Series A	170,000	5,457,000
Eastman Chemical Co.	640,000	38,553,600
Huntsman Corp.	1,320,000	14,902,800
Lubrizol Corp.	510,000	37,204,500

		96,117,900

Containers & Packaging — 2.1%
Ball Corp. (a)	380,000	19,646,000
Pactiv Corp. (b)	1,530,000	36,934,200
Temple-Inland, Inc. (a)	1,250,000	26,387,500

		82,967,700

Metals & Mining — 1.0%
Walter Industries, Inc.	550,000	41,420,500

Paper & Forest Products — 1.8%
International Paper Co. (a)	1,730,000	46,329,400
MeadWestvaco Corp.	840,000	24,049,200

		70,378,600

Total Materials		290,884,700

2	Master Large Cap Core of Master Large Cap Series LLC	December 31, 2009

Master Large Cap Core Portfolio of Master Large Cap Series LLC
Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Telecommunication Services — 2.2%
Diversified Telecommunication Services — 2.0%
AT&T Inc.	770,000	$21,583,100
Verizon Communications, Inc.	1,780,000	58,971,400

		80,554,500

Wireless Telecommunication Services — 0.2%
NII Holdings, Inc. (b)	230,000	7,723,400

Total Telecommunication Services		88,277,900

Utilities — 3.3%
Independent Power Producers & Energy Traders — 2.4%
The AES Corp. (b)	3,100,000	41,261,000
Mirant Corp. (b)	810,000	12,368,700
NRG Energy, Inc. (b)	1,780,000	42,025,800

		95,655,500

Multi-Utilities — 0.9%
CMS Energy Corp.	270,000	4,228,200
DTE Energy Co. (a)	350,000	15,256,500
NiSource, Inc.	1,030,000	15,841,400

		35,326,100

Total Utilities		130,981,600

Total Long-Term Investments (Cost – $3,378,802,399) – 100.0%		3,968,511,600

Short-Term Securities	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.29% (c)(d)(e)	$479,218	479,218,000

Total Short-Term Securities (Cost – $479,218,000) – 12.1%		479,218,000

Total Investments (Cost – $3,877,494,749*) – 112.1%		4,447,729,600
Liabilities in Excess of Other Assets – (12.1)%		(479,031,654)

Net Assets – 100.0%		$3,968,697,946

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,997,053,413

Gross unrealized appreciation	$490,812,658
Gross unrealized depreciation	(40,136,471)

Net unrealized appreciation	$450,676,187

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Security was purchased with the cash collateral from securities loans.

(d)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$(31,839,442)	$727
BlackRock Liquidity Series, LLC Money Market Series	$349,696,350	$87,985

(e)	Represents the current yield as of report date.

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexed or ratings group indexes, and /or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, repayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 – Long-Term Investments[1]	$3,968,511,600
Level 2 – Short-Term Securities	479,218,000
Level 3	—

Total	$4,447,729,600

[1]	See above Schedule of Investments for values in each sector and industry.

Master Large Cap Core of Master Large Cap Series LLC	December 31, 2009	3

Schedule of Investments December 31, 2009 (Unaudited)	Master Large Cap Growth Portfolio of
Master Large Cap Series LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Consumer Discretionary — 12.5%
Household Durables — 1.3%
Garmin Ltd. (a)	207,000	$6,354,900
Leggett & Platt, Inc.	160,000	3,264,000

		9,618,900

Multiline Retail — 4.3%
Big Lots, Inc. (b)	262,000	7,592,760
Dollar Tree, Inc. (b)	166,000	8,017,800
Kohl’s Corp. (b)	63,000	3,397,590
Target Corp. (a)	262,000	12,672,940

		31,681,090

Specialty Retail — 6.9%
Best Buy Co., Inc.	143,000	5,642,780
The Gap, Inc.	392,000	8,212,400
Guess?, Inc.	185,000	7,825,500
Limited Brands, Inc.	439,000	8,446,360
PetSmart, Inc.	137,000	3,656,530
Ross Stores, Inc.	194,000	8,285,740
TJX Cos., Inc. (a)	261,000	9,539,550

		51,608,860

Total Consumer Discretionary		92,908,850

Consumer Staples — 8.1%
Food & Staples Retailing — 0.1%
Wal-Mart Stores, Inc.	17,000	908,650

Food Products — 0.5%
Sara Lee Corp.	304,000	3,702,720

Household Products — 1.5%
Kimberly-Clark Corp.	164,000	10,448,440
The Procter & Gamble Co.	10,000	606,300

		11,054,740

Personal Products — 2.2%
The Estée Lauder Cos., Inc., Class A	171,000	8,269,560
Herbalife Ltd.	187,000	7,586,590

		15,856,150

Tobacco — 3.8%
Lorillard, Inc.	110,000	8,825,300
Philip Morris International, Inc.	408,000	19,661,520

		28,486,820

Total Consumer Staples		60,009,080

Energy — 10.2%
Energy Equipment & Services — 7.3%
Atwood Oceanics, Inc. (b)	216,000	7,743,600
Diamond Offshore Drilling, Inc. (a)	82,000	8,070,440
FMC Technologies, Inc. (a)(b)	152,000	8,791,680
Oceaneering International, Inc. (b)	141,000	8,251,320
Pride International, Inc. (b)	248,000	7,913,680
Rowan Cos., Inc.	328,000	7,425,920
Tidewater, Inc.	130,000	6,233,500

		54,430,140

Oil, Gas & Consumable Fuels — 2.9%
El Paso Corp.	524,000	5,150,920
Peabody Energy Corp.	194,000	8,770,740

Common Stocks	Shares	Value

Energy (concluded)
Oil, Gas & Consumable Fuels (concluded)
Tesoro Corp.	560,000	$7,588,000

		21,509,660

Total Energy		75,939,800

Financials — 1.0%
Insurance — 1.0%
Endurance Specialty Holdings Ltd.	209,000	7,781,070

Health Care — 20.9%
Biotechnology — 2.1%
Amgen, Inc. (b)	274,000	15,500,180

Health Care Equipment & Supplies — 2.2%
Hospira, Inc. (b)	176,000	8,976,000
Kinetic Concepts, Inc. (a)(b)	200,000	7,530,000

		16,506,000

Health Care Providers & Services — 12.5%
AmerisourceBergen Corp.	324,000	8,446,680
Community Health Systems, Inc. (b)	207,000	7,369,200
Coventry Health Care, Inc. (b)	322,000	7,821,380
Health Management Associates, Inc., Class A (b)	399,000	2,900,730
Humana, Inc. (b)	178,000	7,812,420
Lincare Holdings, Inc. (b)	214,000	7,943,680
McKesson Corp.	138,000	8,625,000
Medco Health Solutions, Inc. (b)	187,000	11,951,170
Mednax, Inc. (b)	32,000	1,923,520
Omnicare, Inc.	190,000	4,594,200
Quest Diagnostics, Inc.	148,000	8,936,240
UnitedHealth Group, Inc.	232,000	7,071,360
WellPoint, Inc. (b)	138,000	8,044,020

		93,439,600

Health Care Technology — 1.0%
IMS Health, Inc.	345,000	7,265,700

Pharmaceuticals — 3.1%
Endo Pharmaceuticals Holdings, Inc. (b)	172,000	3,527,720
Forest Laboratories, Inc. (b)	238,000	7,642,180
Johnson & Johnson	59,000	3,800,190
Mylan, Inc. (a)(b)	287,000	5,289,410
Watson Pharmaceuticals, Inc. (b)	65,000	2,574,650

		22,834,150

Total Health Care		155,545,630

Industrials — 11.6%
Aerospace & Defense — 3.5%
Lockheed Martin Corp.	123,000	9,268,050
Northrop Grumman Corp.	137,000	7,651,450
Raytheon Co.	179,000	9,222,080

		26,141,580

Commercial Services & Supplies — 1.1%
R.R. Donnelley & Sons Co.	360,000	8,017,200

Electrical Equipment — 2.0%
Hubbell, Inc., Class B	162,000	7,662,600
Thomas & Betts Corp. (b)	212,000	7,587,480

		15,250,080

Master Large Cap Growth of Master Large Cap Series LLC	December 31, 2009	1

Schedule of Investments (continued)	Master Large Cap Growth Portfolio of
Master Large Cap Series LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Industrials (concluded)
Industrial Conglomerates — 1.0%
Carlisle Cos., Inc.	228,000	$7,811,280

Machinery — 2.1%
Dover Corp.	196,000	8,155,560
Harsco Corp.	221,000	7,122,830

		15,278,390

Professional Services — 0.9%
Manpower, Inc.	126,000	6,877,080

Road & Rail — 1.0%
Landstar System, Inc. (a)	186,000	7,211,220

Total Industrials		86,586,830

Information Technology — 29.6%
Communications Equipment — 0.5%
Cisco Systems, Inc. (b)	166,000	3,974,040

Computers & Peripherals — 7.0%
Apple, Inc. (b)	48,000	10,121,280
International Business Machines Corp.	208,000	27,227,200
Teradata Corp. (b)	195,000	6,128,850
Western Digital Corp. (b)	198,000	8,741,700

		52,219,030

Electronic Equipment, Instruments & Components — 1.1%
Tech Data Corp. (b)	169,000	7,885,540

Internet Software & Services — 1.8%
Google, Inc., Class A (b)	8,000	4,959,840
VeriSign, Inc. (a)(b)	336,000	8,144,640

		13,104,480

IT Services — 7.9%
Amdocs Ltd. (a)(b)	282,000	8,045,460
Broadridge Financial Solutions LLC	347,000	7,828,320
Cognizant Technology Solutions Corp. (b)	209,000	9,467,700
DST Systems, Inc. (b)	38,000	1,654,900
Fiserv, Inc. (b)	63,000	3,054,240
Global Payments, Inc.	159,000	8,563,740
Hewitt Associates, Inc., Class A (a)(b)	193,000	8,156,180
NeuStar, Inc., Class A (b)	197,000	4,538,880
The Western Union Co.	386,000	7,276,100

		58,585,520

Software — 11.3%
BMC Software, Inc. (b)	205,000	8,220,500
CA, Inc.	358,000	8,040,680
Microsoft Corp. (a)	1,292,000	39,393,080
Oracle Corp.	817,000	20,049,180
Sybase, Inc. (b)	195,000	8,463,000

		84,166,440

Total Information Technology		219,935,050

Materials — 5.0%
Chemicals — 2.1%
Lubrizol Corp.	113,000	8,243,350
RPM International, Inc.	381,000	7,745,730

		15,989,080

Containers & Packaging — 1.8%
Ball Corp.	118,000	6,100,600

Common Stocks	Shares	Value

Materials (concluded)
Containers & Packaging (concluded)
Pactiv Corp. (b)	290,000	$7,000,600

		13,101,200

Metals & Mining — 1.1%
Walter Industries, Inc.	108,000	8,133,480

Total Materials		37,223,760

Utilities — 1.1%
Independent Power Producers & Energy Traders — 1.1%
The AES Corp. (b)	606,000	8,065,860

Total Long-Term Investments (Cost – $630,466,192) – 100.0%		743,995,930

Short-Term Securities	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.29% (c)(d)(e)	$85,272	85,272,050

Total Short-Term Securities (Cost – $85,272,050) – 11.5%		85,272,050

Total Investments (Cost – $715,738,242*) – 111.5%		829,267,980
Liabilities in Excess of Other Assets – (11.5)%		(85,201,960)

Net Assets – 100.0%		$744,066,020

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$732,338,340

Gross unrealized appreciation	$99,718,364
Gross unrealized depreciation	(2,788,724)

Net unrealized appreciation	$96,929,640

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	—	$134
BlackRock Liquidity Series, LLC Money Market Series	$69,823,550	$8,494

(d)	Security was purchased with the cash collateral from securities loans.

(e)	Represents the current yield as of report date.

2	Master Large Cap Growth of Master Large Cap Series LLC	December 31, 2009

Schedule of Investments (concluded)	Master Large Cap Growth Portfolio of
Master Large Cap Series LLC

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexed or ratings group indexes, and /or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, repayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 – Long-Term Investments[1]	$743,995,930
Level 2 – Short-Term Securities	85,272,050
Level 3	—

Total	$829,267,980

[1]	See above Schedule of Investments for values in each sector and industry.

Master Large Cap Growth of Master Large Cap Series LLC	December 31, 2009	3

Schedule of Investments December 31, 2009 (Unaudited)	Master Large Cap Value Portfolio of Master Large Cap Series LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Consumer Discretionary — 5.3%
Media — 1.3%
Viacom, Inc., Class B (a)	1,150,000	$34,189,500

Multiline Retail — 1.1%
Big Lots, Inc. (a)	940,000	27,241,200
Kohl’s Corp. (a)	30,000	1,617,900

		28,859,100

Specialty Retail — 2.9%
AutoNation, Inc. (a)(b)	580,000	11,107,000
The Gap, Inc. (b)	1,290,000	27,025,500
Limited Brands, Inc. (b)	1,460,000	28,090,400
Signet Jewelers Ltd.	300,000	8,016,000

		74,238,900

Total Consumer Discretionary		137,287,500

Consumer Staples — 5.0%
Food Products — 1.7%
Del Monte Foods Co.	2,110,000	23,927,400
General Mills, Inc.	50,000	3,540,500
Sara Lee Corp. (b)	1,300,000	15,834,000

		43,301,900

Household Products — 1.1%
Kimberly-Clark Corp.	440,000	28,032,400

Tobacco — 2.2%
Lorillard, Inc.	330,000	26,475,900
Reynolds American, Inc. (b)	590,000	31,252,300

		57,728,200

Total Consumer Staples		129,062,500

Energy — 21.2%
Energy Equipment & Services — 9.1%
Atwood Oceanics, Inc. (a)	570,000	20,434,500
Helix Energy Solutions Group, Inc. (a)	1,600,000	18,800,000
Nabors Industries Ltd. (a)	1,310,000	28,675,900
National Oilwell Varco, Inc.	810,000	35,712,900
Oil States International, Inc. (a)	740,000	29,074,600
Pride International, Inc. (a)(b)	890,000	28,399,900
Rowan Cos., Inc.	1,170,000	26,488,800
SEACOR Holdings, Inc. (a)	230,000	17,537,500
Tidewater, Inc.	620,000	29,729,000

		234,853,100

Oil, Gas & Consumable Fuels — 12.1%
Chevron Corp.	330,000	25,406,700
ConocoPhillips	730,000	37,281,100
El Paso Corp.	2,700,000	26,541,000
Exxon Mobil Corp.	980,000	66,826,200
Marathon Oil Corp.	1,170,000	36,527,400
Southern Union Co.	1,000,000	22,700,000
Tesoro Corp.	1,960,000	26,558,000
Williams Cos., Inc.	1,570,000	33,095,600
XTO Energy, Inc.	820,000	38,154,600

		313,090,600

Total Energy		547,943,700

Common Stocks	Shares	Value

Financials — 14.2%
Capital Markets — 2.5%
The Goldman Sachs Group, Inc.	380,000	$64,159,200

Diversified Financial Services — 1.2%
Bank of America Corp.	640,000	9,638,400
JPMorgan Chase & Co.	540,000	22,501,800

		32,140,200

Insurance — 10.5%
Allied World Assurance Holdings Ltd.	510,000	23,495,700
American Financial Group, Inc.	1,100,000	27,445,000
Chubb Corp.	690,000	33,934,200
Endurance Specialty Holdings Ltd.	510,000	18,987,300
Everest Re Group Ltd.	260,000	22,276,800
HCC Insurance Holdings, Inc. (b)	930,000	26,012,100
Loews Corp.	110,000	3,998,500
PartnerRe Ltd.	370,000	27,624,200
RenaissanceRe Holdings Ltd.	520,000	27,638,000
The Travelers Cos., Inc. (b)	780,000	38,890,800
Unitrin, Inc.	10,000	220,500
UnumProvident Corp.	1,000,000	19,520,000

		270,043,100

Total Financials		366,342,500

Health Care — 18.1%
Biotechnology — 0.9%
Amgen, Inc. (a)(b)	410,000	23,193,700

Health Care Equipment & Supplies — 0.9%
Kinetic Concepts, Inc. (a)(b)	650,000	24,472,500

Health Care Providers & Services — 12.1%
Aetna, Inc.	980,000	31,066,000
AmerisourceBergen Corp.	1,010,000	26,330,700
Cardinal Health, Inc.	1,010,000	32,562,400
Community Health Systems, Inc. (a)	730,000	25,988,000
Coventry Health Care, Inc. (a)	1,170,000	28,419,300
Humana, Inc. (a)	640,000	28,089,600
Lincare Holdings, Inc. (a)	730,000	27,097,600
McKesson Corp.	490,000	30,625,000
UnitedHealth Group, Inc.	1,420,000	43,281,600
WellPoint, Inc. (a)	660,000	38,471,400

		311,931,600

Health Care Technology — 1.0%
IMS Health, Inc.	1,260,000	26,535,600

Pharmaceuticals — 3.2%
Endo Pharmaceuticals Holdings, Inc. (a)	1,170,000	23,996,700
Forest Laboratories, Inc. (a)	570,000	18,302,700
Pfizer, Inc.	1,110,000	20,190,900
Watson Pharmaceuticals, Inc. (a)	480,000	19,012,800

		81,503,100

Total Health Care		467,636,500

Industrials — 10.2%
Aerospace & Defense — 1.4%
Northrop Grumman Corp. (b)	600,000	33,510,000
Raytheon Co.	50,000	2,576,000
United Technologies Corp.	10,000	694,100

		36,780,100

Master Large Cap Value of Master Large Cap Series LLC	December 31, 2009	1

Schedule of Investments (continued)	Master Large Cap Value Portfolio of Master Large Cap Series LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Industrials (concluded)
Commercial Services & Supplies — 1.2%
R.R. Donnelley & Sons Co.	1,330,000	$29,619,100

Construction & Engineering — 1.0%
KBR, Inc.	1,400,000	26,600,000

Electrical Equipment — 0.8%
Hubbell, Inc., Class B	80,000	3,784,000
Thomas & Betts Corp. (a)	440,000	15,747,600

		19,531,600

Industrial Conglomerates — 1.5%
Carlisle Cos., Inc. (b)	290,000	9,935,400
General Electric Co.	1,870,000	28,293,100

		38,228,500

Machinery — 2.5%
Eaton Corp.	490,000	31,173,800
Harsco Corp.	140,000	4,512,200
SPX Corp.	270,000	14,769,000
Timken Co.	640,000	15,174,400

		65,629,400

Professional Services — 1.0%
Manpower, Inc.	490,000	26,744,200

Road & Rail — 0.8%
Ryder System, Inc. (b)	510,000	20,996,700

Total Industrials		264,129,600

Information Technology — 5.8%
Computers & Peripherals — 1.1%
Western Digital Corp. (a)	620,000	27,373,000

Electronic Equipment, Instruments & Components — 1.4%
Ingram Micro, Inc., Class A (a)	400,000	6,980,000
Tech Data Corp. (a)	620,000	28,929,200

		35,909,200

IT Services — 2.3%
Amdocs Ltd. (a)	200,000	5,706,000
Broadridge Financial Solutions LLC	700,000	15,792,000
Computer Sciences Corp. (a)	540,000	31,066,200
DST Systems, Inc. (a)	180,000	7,839,000

		60,403,200

Software — 1.0%
CA, Inc.	1,160,000	26,053,600

Total Information Technology		149,739,000

Materials — 8.7%
Chemicals — 4.4%
Cabot Corp.	470,000	12,328,100
Eastman Chemical Co. (b)	470,000	28,312,800
Huntsman Corp.	450,000	5,080,500
Lubrizol Corp.	380,000	27,721,000
PPG Industries, Inc.	520,000	30,440,800
RPM International, Inc.	500,000	10,165,000

		114,048,200

Containers & Packaging — 2.0%
Bemis Co.	560,000	16,604,000
Pactiv Corp. (a)	1,070,000	25,829,800
Sealed Air Corp.	170,000	3,716,200

Common Stocks	Shares	Value

Materials (concluded)
Containers & Packaging (concluded)
Temple-Inland, Inc.	240,000	$5,066,400

		51,216,400

Paper & Forest Products — 2.3%
International Paper Co.	1,170,000	31,332,600
MeadWestvaco Corp.	1,020,000	29,202,600

		60,535,200

Total Materials		225,799,800

Telecommunication Services — 5.1%
Diversified Telecommunication Services — 5.1%
AT&T Inc. (b)	2,250,000	63,067,500
Verizon Communications, Inc.	2,110,000	69,904,300

Total Telecommunication Services		132,971,800

Utilities — 6.4%
Electric Utilities — 0.7%
Edison International	550,000	19,129,000

Gas Utilities — 1.3%
Atmos Energy Corp. (b)	450,000	13,230,000
UGI Corp.	790,000	19,110,100

		32,340,100

Independent Power Producers & Energy Traders — 3.1%
The AES Corp. (a)(b)	1,920,000	25,555,200
Mirant Corp. (a)	1,710,000	26,111,700
NRG Energy, Inc. (a)	1,220,000	28,804,200

		80,471,100

Multi-Utilities — 1.3%
DTE Energy Co.	120,000	5,230,800
NiSource, Inc.	1,780,000	27,376,400

		32,607,200

Total Utilities		164,547,400

Total Long-Term Investments (Cost – $2,209,389,788) – 100.0%		2,585,460,300

Short-Term Securities	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.29% (c)(d)(e)	$113,127	113,127,200

Total Short-Term Securities (Cost – $113,127,200) – 4.4%		113,127,200

Total Investments (Cost – $2,322,516,988*) – 104.4%		2,698,587,500
Liabilities in Excess of Other Assets – (4.4)%		(112,746,668)

Net Assets – 100.0%		$2,585,840,832

2	Master Large Cap Value of Master Large Cap Series LLC	December 31, 2009

Schedule of Investments (concluded)	Master Large Cap Value Portfolio of Master Large Cap Series LLC

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,525,014,649

Gross unrealized appreciation	$200,822,451
Gross unrealized depreciation	(27,249,600)

Net unrealized appreciation	$173,572,851

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliated of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	—	$596
BlackRock Liquidity Series, LLC Money Market Series	$57,389,050	$23,739

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from securities loans.

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexed or ratings group indexes, and /or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, repayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Long-Term Investments[1]	$2,585,460,300
Level 2 - Short-Term Securities	113,127,200
Level 3	—

Total	$2,698,587,500

[1]	See above Schedule of Investments for values in each sector and industry.

Master Large Cap Value of Master Large Cap Series LLC	December 31, 2009	3

Item 2 –	Controls and Procedures

2(a) –

The registrants' principal executive and principal financial officers or persons performing similar functions have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants' internal control over financial reporting.

Item 3 –	Exhibits
Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: February 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: February 23, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: February 23, 2010